Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2017	June 30, 2016
	(in thousands)
Numerator:
Net income	$20,229	$44,648

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,825	109,800

	Six months ended
	June 30, 2017	June 30, 2016
	(in thousands)
Numerator:
Net income	$38,672	$88,769

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,825	109,800